INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
Schedule of income tax expense
	2010	2011	2012
	$	$	$
Current tax	2,196,635	323,911	—
Deferred tax	(1,238,987)	2,619,858	323,911
	957,648	2,943,769	323,911

Schedule of the effects of the tax holidays granted to Mai Wang Information
	2010	2011	2012
Tax holiday effect	$117,505	$—	$—
Net income per share effect—basic	$—	$—	$—
Net income per share effect—diluted	$—	$—	$—

Schedule of principal components of deferred tax assets

	As of December 31,
	2011	2012
	$	$

Deferred tax assets:
Inventory write-downs	2,120,999	2,928,696
Accrued expenses	2,043,433	1,099,149
Others	5,873	132,089
Total current deferred tax assets	4,170,305	4,159,934
Less: valuation allowance	(3,846,394)	(4,159,934)
Net current deferred tax assets	323,911	—

Net operating loss carryforwards	6,714,089	10,946,227
Impairment for long-lived assets	20,990	403,377
Total non-current deferred tax assets	6,735,079	11,349,604
Less: valuation allowance	(6,735,079)	(11,349,604)
Net non-current deferred tax assets	—	—
Total deferred tax assets	323,911	—

Schedule of reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense

	2010	2011	2012
PRC corporate income tax	25.0%	25.0%	25%
Expense not deductible for tax purposes	0.3%	0.8%	(0.8)%
Effect of change in valuation allowance	2.6%	(34.5)%	(22.2)%
Effect of difference in reversal rate	(2.8)%	0.0%	0.0%
Effect of reduced tax rate	(15.5)%	0.0%	0.0%
Effect of different tax rate of group entities in other jurisdiction	10.0%	(2.7)%	(4.5)%
Effect of prior year true-up	(1.9)%	1.7%	1.0%
	17.7%	(9.7)%	(1.5)%